Materials and services expenses (Tables)	12 Months Ended
Dec. 31, 2024
Material income and expense [abstract]
Summary of Materials and Services Expenses

The Group’s materials and services expenses are primarily costs related to independent contractors and vehicle operation expenses. Vehicle operation expenses consists primarily of fuel costs, repairs and maintenance, insurance, permits and operating supplies.

	2024	2023
Independent contractors	2,902,226	2,805,924
Vehicle operation expenses	1,268,909	999,922
	4,171,135	3,805,846